Per Share Data (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2011, 2012 and 2013 is as follows:

In fiscal 2011, the diluted EPS calculation excludes stock options for 11,391 thousand shares, as they were antidilutive. In fiscal 2012, the diluted EPS calculation excludes stock options for 9,820 thousand shares, as they were antidilutive. In fiscal 2013, the diluted EPS calculation excludes stock options for 9,010 thousand shares, as they were antidilutive.

	Millions of yen
	2011	2012	2013
Income attributable to ORIX Corporation shareholders from continuing operations	¥59,567	¥81,154	¥112,116
Effect of dilutive securities
Expense related to convertible bond	2,392	2,364	1,329

Income from continuing operations for diluted EPS computation	¥61,959	¥83,518	¥113,445

	Thousands of shares
	2011	2012	2013
Weighted-average shares	1,074,890	1,075,095	1,087,883
Effect of dilutive securities
Conversion of convertible bond	244,119	244,104	206,635
Exercise of stock options	1,068	1,228	1,546

Weighted-average shares for diluted EPS computation	1,320,077	1,320,427	1,296,064

	Yen
	2011	2012	2013
Earnings per share for income attributable to ORIX Corporation shareholders from continuing operations:
Basic	¥55.42	¥75.49	¥103.06
Diluted	46.94	63.25	87.53